Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 5,710	$ 5,437	$ 5,304
Discount rate	2.80%	3.45%	4.45%
Expected rate of return on plan assets	5.375%	6.00%	6.50%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	137	156	178
Expected return on assets	(300)	(319)	(337)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	98	87	53
Settlement loss	0	0	0
Net periodic benefit (credit) cost	(65)	(76)	(106)
Pension Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 1,586	$ 1,415	$ 1,277
Discount rate	1.59%	2.02%	2.95%
Expected rate of return on plan assets	2.17%	2.85%	3.54%
Rate of compensation increase	3.12%	3.19%	2.98%
Components of net periodic benefit cost (credit):
Service cost	$ 14	$ 12	$ 11
Interest cost	25	27	32
Expected return on assets	(34)	(39)	(45)
Amortization of:
Prior service cost (credit)	1	0	0
Net actuarial loss	13	11	2
Settlement loss	1	0	0
Net periodic benefit (credit) cost	20	11	0
Healthcare Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 123	$ 116	$ 111
Discount rate	2.80%	3.45%	4.45%
Expected rate of return on plan assets	5.375%	6.00%	6.50%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 1	$ 1	$ 1
Interest cost	4	5	6
Expected return on assets	(7)	(7)	(7)
Amortization of:
Prior service cost (credit)	(6)	(7)	(7)
Net actuarial loss	6	4	4
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ (2)	$ (4)	$ (3)
Healthcare Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	1.65%	2.10%	3.10%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	0	0	0
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0